Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Preferred stock, par value	$ 0.50	$ 0.50
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Common Stock
Common stock, par value	$ 0.50	$ 0.50
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares outstanding	36,616,197	36,444,289
Treasury stock, shares	6,322,650	6,322,650
Class B Common Stock
Common stock, par value	$ 0.50	$ 0.50
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares outstanding	5,066,209	4,933,245
Treasury stock, shares	48,263	48,263